As filed with the Securities and Exchange Commission on April 30, 2007.

                                                        File No. 333-139405

                          U.S. SECURITIES AND EXCHANGE
                        COMMISSION Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

     Pre-Effective Amendment No.                              [ ]

     Post-Effective Amendment No.   1                         [X]
                                 -------


                              Templeton Funds, Inc.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (954) 527-7500
                  ---------------------------------------------
                  (Registrant's Area Code and Telephone Number)


                500 East Broward Blvd., Fort Lauderdale, FL 33394
------------------------------------------------------------------------------
(Address of Principal Executive Offices: Number, Street, City, State, and
Zip Code)


          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098


Title of the securities being registered: Class A, Class C and Advisor Class Shares of common stock, par value $1.00 per share, of Templeton Foreign Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.



PAGE

                                     PART A

Part A is incorporated by reference to the electronic filing made on January 23, 2007, under the Accession No. 0000225930-07-000006.



PAGE



                                     PART B

Part B is incorporated by reference to the electronic filing made on January 23, 2007, under the Accession No. 0000225930-07-000006.


PAGE



                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION

All officers, directors, employees and agents of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities of any nature whatsoever incurred in connection with the affairs of the Registrant, except in cases where willful misfeasance, bad faith, gross negligence or reckless disregard of duties to the Registrant are established. See Article 5.1 of the By-Laws of the Registrant, filed as Exhibit 2(a) to the Registration Statement, which is incorporated herein by reference, for a more complete description of matters relating to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a):

     (1) Copies of the charter of the Registrant as now in effect;

          (a) Restated Articles of Incorporation (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (b) Articles of Amendment dated October 24, 1990 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (c) Articles Supplementary dated October 16, 1993 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (d) Articles of Amendment dated February 16, 1994 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (e) Articles Supplementary dated April 13, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (f) Articles of Amendment dated April 17, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (g) Articles Supplementary dated October 25, 1995 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (h) Articles Supplementary dated December 27, 1996 (Previously filed with Post-Effective Amendment No. 29 to Registration Statement on Form N-1A on December 31, 1996)

          (i) Articles Supplementary dated April 10, 1997 (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

          (j) Articles of Amendment dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 32 to Registration Statement on Form N-1A on December 29, 1998)

          (k) Articles Supplementary dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 32 to Registration Statement on Form N-1A on December 29, 1998)

          (l) Articles Supplementary dated December 27, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

          (m) Articles Supplementary dated June 10, 2004 (Previously filed with Post-Effective Amendment No. 39 to Registration Statement on Form N-1A on December 30, 2005)

          (n) Articles Supplementary dated December 22, 2004 (Previously filed with Post-Effective Amendment No. 39 to Registration Statement on Form N-1A on December 30, 2005)

          (0) Articles Supplementary dated July 28, 2006 (Previously filed with Post-Effective Amendment No. 41to Registration Statement on Form N-1A on December 15, 2006)

     (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

          (a) Amended and Restated By-Laws of Templeton Funds, Inc. dated May 13, 2004 (Previously filed with Post-Effective Amendment No. 39 to Registration Statement on Form N-1A on December 30, 2005)

     (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

         Not Applicable.

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

          (a) Agreement and Plan of Reorganization dated April 25, 2007 between the Registrant, on behalf of Templeton Foreign Fund, and Templeton Global Investment Trust on behalf of Templeton International
              (Ex EM) Fund

     (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

     (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

          (a) Investment Management Agreement between Registrant on behalf of Templeton World Fund and Templeton Global Advisors Limited Amended and Restated December 6, 1994 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (b) Investment Management Agreement between Registrant on behalf of Templeton Foreign Fund and Templeton Global Advisors Limited Amended and Restated December 6, 1994 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (c) Amendment to the Investment  Management  Agreement   between
              Registrant  on behalf of Templeton  World Fund dated June 1, 2004
              (Previously  filed  with  Post-Effective   Amendment  No.  38  to
              Registration Statement on Form N-1A on December 2, 2004)

          (d) Amendment to the Investment Management Agreement between Registrant on behalf of Templeton Foreign Fund dated June 1, 2004 (Previously filed with Post-Effective Amendment No. 38 to Registration Statement on Form N-1A on December 2, 2004)

          (e) Amendment to the Investment Management Agreement between Registrant on behalf of Templeton Foreign Fund dated July 1, 2006 (Previously filed with Post-Effective Amendment No. 41 to Registration Statement on Form N-1A on December 15, 2006)

     (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

          (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 1, 1999
              (Previously  filed  with  Post-Effective   Amendment  No.  34  to
              Registration Statement on Form N-1A on December 29, 2000)

          (b) Form of Dealer Agreement between Registrant and Franklin/Templeton Distributors, Inc. and Securities Dealers (Previously filed with Post-Effective Amendment No. 38 to Registration Statement on Form N-1A on December 2, 2004)

     (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

     (9) Copies of all custodian agreements and depository contracts under
         Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

          (a) Restated Custody Agreement between Registrant on behalf of Templeton World Fund and The Chase Manhattan Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (b) Restated Custody Agreement between Registrant on behalf of Templeton Foreign Fund and The Chase Manhattan Bank dated February 11, 1986 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29,
              1995)

          (c) Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to Registration Statement on Form N-1A on October 29, 1998)

          (d) Amendment No. 2 dated July 23, 1998 to the Custody Agreement (Previously filed with Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A on October 29, 1998)

          (e) Amendment  No.  3  dated  May 1,  2001 to the  Custody  Agreement
              (Previously  filed  with  Post-Effective   Amendment  No.  36  to
              Registration Statement on Form N-1A on December 27, 2002)

    (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

          (a) Templeton World Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (b) Templeton World Fund Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (c) Templeton Foreign Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (d) Templeton Foreign Fund Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post-Effective Amendment No. 26 to Registration Statement on Form N-1A on April 28, 1995)

          (e) Templeton World Fund and Templeton Foreign Fund Class B Distribution Plan pursuant to Rule 12b-1 dated January 1, 1999 (Previously filed with Post-Effective Amendment No. 37 to Registration Statement on Form N-1A on December 30, 2003)

          (f) Templeton Foreign Fund Class R Distribution Plan pursuant to Rule 12b-1 dated January 1, 2002 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

          (g) Multiple Class Plan - Templeton World Fund dated February 28, 2006
              (Previously  filed  with  Post-Effective   Amendment  No.  40  to
              Registration Statement on Form N-1A on March 15, 2006)

          (h) Multiple Class Plan - Templeton Foreign Fund dated October 8, 2001
              (Previously  filed  with  Post-Effective   Amendment  No.  36  to
              Registration Statement on Form N-1A on December 27, 2002)

    (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

          (a) Opinion  and  Consent of Counsel  (Previously   filed  with
              Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

    (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue
         Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

         (a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders dated April 25, 2007

    (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

          (a) Fund Administration Agreement between Registrant and Franklin Templeton Services, Inc. dated June 1, 1997 (Previously filed with Post-Effective Amendment No. 30 to Registration Statement on Form N-1A on December 24, 1997)

          (b) Transfer Agent and Shareholder Services Agreement between Registrant and Franklin Templeton Investor Services LLC dated January 1, 2003 (Previously filed with Post-Effective Amendment No. 37 to Registration Statement on Form N-1A on December 30,
              2003)

          (c) Sub-Transfer Agent Agreement between Registrant, Franklin Templeton Investor Services LLC and The Shareholder Services Group, Inc. dated June 22,1994 (Previously filed with Post-Effective Amendment No. 37 to Registration Statement on Form N-1A on December 30, 2003)

          (d) Amendment to the Sub-Transfer Agent Agreement dated January 1, 1999 (Previously filed with Post-Effective Amendment No. 37 to Registration Statement on Form N-1A on December 30, 2003)

          (e) Assignment of the Sub-Transfer Agent Agreement dated June 13, 2003 Previously filed with Post-Effective Amendment No. 37 to Registration Statement on Form N-1A on December 30, 2003)

          (f) Sub-Accounting Services Agreement between Registrant, Franklin Templeton Investor Services LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991 (Previously filed with Post-Effective Amendment No. 27 to Registration Statement on Form N-1A on December 29, 1995)

          (g) Amendment to Fund Administration Agreement dated January 1, 2001 (Previously filed with Post-Effective Amendment No. 36 to Registration Statement on Form N-1A on December 27, 2002)

    (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

          (a) Consent of Independent Registered Public Accounting Firm (Previously filed with Pre-Effective Amendment No. 1 to Registration Statement on Form N-14 on January 8, 2007)

     (15) All financial statements omitted pursuant to Item 14(a)(1);

          Not Applicable.

    (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

          (a) Power of Attorney dated December 5, 2006 (Previously filed with Post-Effective Amendment No. 41 to Registration Statement on Form N-1A on December 15, 2006)

     (17) Any additional exhibits which the Registrant may wish to file.

          Not Applicable.

Item 17. UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.


PAGE


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of April, 2007.


                                          TEMPLETON FUNDS, INC.
                                              (Registrant)

                                          By:/s/DAVID GOSS
                                             ----------------------
                                             David P. Goss,
                                             Vice President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


JEFFREY A. EVERETT*                         Chief Executive Officer -
-----------------------------               Investment Management
Jeffrey A. Everett                          Dated: April 30, 2007

JIMMY D. GAMBILL*                           Chief Executive Officer -
-----------------------------               Finance and Administration
Jimmy D. Gambill                            Dated: April 30, 2007

GALEN G. VETTER*                            Chief Financial Officer and
-----------------------------               Chief Accounting Officer
Galen G. Vetter                             Dated: April 30, 2007

HARRIS J. ASHTON*                           Director
-----------------------------               Dated: April 30, 2007
Harris J. Ashton

FRANK J. CROTHERS*                          Director
-----------------------------               Dated: April 30, 2007
Frank J. Crothers

EDITH E.HOLIDAY*                            Director
-----------------------------               Dated: April 30, 2007
Edith E. Holiday

CHARLES B. JOHNSON*                         Director
-----------------------------               Dated: April 30, 2007
Charles B. Johnson

RUPERT H. JOHNSON, JR.*                     Director
-----------------------------               Dated: April 30, 2007
Rupert H. Johnson, Jr.

DAVID W. NIEMIEC*                           Director
-----------------------------               Dated: April 30, 2007
David W. Niemiec

FRANK A. OLSON*                             Director
-----------------------------               Dated: April 30, 2007
Frank A. Olson

LARRY D. THOMPSON*                          Director
-----------------------------               Dated: April 30, 2007
Larry D. Thompson

CONSTANTINE D. TSERETOPOULOS*               Director
-----------------------------               Dated: April 30, 2007
Constantine D. Tseretopoulos

ROBERT E. WADE*                             Director
-----------------------------               Dated: April 30, 2007
Robert E. Wade


*By /s/DAVID P. GOSS
   -----------------------------------
   David P. Goss, Attorney-in-Fact
   (Pursuant to Power of Attorney
    previously filed)





PAGE



                              TEMPLETON FUNDS, INC.
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

DESCRIPTION           LOCATION                                     EXHIBIT NO.
-------------------------------------------------------------------------------
EX-99.(1)(a)  Restated Articles of Incorporation                        *

EX-99.(1)(b)  Articles of Amendment dated October 24, 1990              *

EX-99.(1)(c)  Articles Supplementary dated October 16, 1993             *

EX-99.(1)(d)  Articles of Amendment dated February 16, 1994             *

EX-99.(1)(e)  Articles Supplementary dated April 13, 1995               *

EX-99.(1)(f)  Articles of Amendment dated April 17, 1995                *

EX-99.(1)(g)  Articles Supplementary dated October 25, 1995             *

EX-99.(1)(h)  Articles Supplementary dated December 27, 1996            *

EX-99.(1)(i)  Articles Supplementary dated April 10, 1997               *

EX-99.(1)(j)  Articles of Amendment dated December 23, 1998             *

EX-99.(1)(k)  Articles Supplementary dated December 23, 1998            *

EX-99.(1)(l)  Articles Supplementary dated December 27, 2001            *

EX-99.(1)(m)  Articles Supplementary dated June 10, 2004                *

EX-99.(1)(n)  Articles Supplementary dated December 22, 2004            *

EX-99.(1)(o)  Articles Supplementary dated July 28, 2006                *

EX-99.(2)(a)  Amended and restated By-Laws dated May 13, 2004           *

EX-99.(4)(a)  Agreement and Plan of Reorganization dated April        Attached
              25, 2007 between the Registrant, on behalf of Templeton Foreign Fund and Templeton Global
              Investment Trust, on behalf of Templeton
              International (Ex EM) Fund

EX-99.(6)(a)  Investment Management Agreement between Registrant on     *
              behalf of Templeton World Fund and Templeton Global
              Advisors Limited amended and restated December 6, 1994

EX-99.(6)(b)  Investment Management Agreement between Registrant on     *
              behalf of Templeton  Foreign Fund and Templeton
              Global Advisors Limited  amended and restated
              December 6, 1994

EX-99.(6)(c)  Amendment to the Investment Management Agreement          *
              between Registrant on behalf of Templeton World
              Fund dated June 1, 2004

EX-99.(6)(d)  Amendment to the Investment Management Agreement          *
              between Registrant on behalf of Templeton Foreign
              Fund  dated June 1, 2004

EX-99.(6)(e)  Amendment to the Investment Management Agreement          *
              between Registrant on behalf of Templeton Foreign
              Fund dated July 1, 2006

EX-99.(7)(a)  Amended and Restated Distribution Agreement between       *
              Registrant and Franklin/Templeton Distributors, Inc.
              dated April 1, 1999

EX-99.(7)(b)  Form of Dealer Agreement between Registrant and           *
              Franklin Templeton Distributors, Inc. and Securities
              Dealers

EX-99.(9)(a)  Restated Custody Agreement between Registrant on behalf   *
              of Templeton World Fund and The Chase Manhattan Bank dated February 11, 1986

EX-99.(9)(b)  Restated Custody Agreement between Registrant on behalf   *
              of Templeton Foreign Fund and The Chase Manhattan Bank dated February 11, 1986

EX-99.(9)(c)  Amendment dated March 3, 1998 to the Custody Agreement    *

EX-99.(9)(d)  Amendment No.2 dated July 23, 1998 to the Custody         *
              Agreement

EX-99.(9)(e)  Amendment No. 3 dated May 1, 2001 to the Custody          *
              greement

EX-99.(10)(a) Templeton World Fund Plan of Distribution pursuant to     *
              Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(b)  Templeton  World Fund Class C Plan of  Distribution      *
               pursuant to Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(c)  Templeton Foreign Fund Plan of Distribution pursuant     *
               to Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(d)  Templeton Foreign Fund Class C Plan of Distribution      *
               pursuant to Rule 12b-1 Plan dated May 1, 1995

EX-99.(10)(e)  Templeton World Fund and Templeton Foreign Fund Class    *
               B Distribution Plan pursuant to Rule 12b-1 dated
               January 1, 1999

EX-99.(10)(f)  Templeton  Foreign Fund Class R  Distribution  Plan      *
               pursuant to Rule 12b-1 dated January 1, 2002

EX-99.(10)(g)  Multiple  Class Plan - Templeton  World Fund dated       *
               February 28, 2006

EX-99.(10)(h)  Multiple  Class Plan - Templeton  Foreign Fund dated     *
               October 8, 2001

EX-99.(11)(a)  Opinion and Consent of Counsel                           *

EX-99.(12)(a)  Opinion and Consent of Counsel Supporting Tax Matters   Attached
               and Consequences to Shareholders dated April 25, 2007

EX-99.(13)(a)  Fund Administration Agreement between Registrant and     *
               Franklin Templeton Services, Inc. dated June 1, 1997

EX-99.(13)(b)  Transfer  Agent  and  Shareholder  Service  Agreement    *
               between Registrant and Franklin Templeton Investor
               Services, LLC dated January 1, 2003

EX-99.(13)(c)  Sub-Transfer Agent Agreement between Registrant,         *
               Franklin Templeton Investor Services, LLC and The
               Shareholder Services Group, Inc. dated June 22, 1994

EX-99.(13)(d)  Amendment to the Sub-Transfer  Agent Agreement dated     *
               January 1, 1999

EX-99.(13)(e)  Assignment of the  Sub-Transfer  Agent Agreement dated   *
               June 13, 2003

EX-99.(13)(f)  Sub-Accounting Services Agreement between Registrant,    *
               Franklin Templeton Investor Services, LLC, Financial
               Data Services, Inc. and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991

EX-99.(13)(g)  Amendment to Fund Administration Agreement dated         *
               January 1, 2001

EX-99.(14)(a)  Consent of Independent Registered Public Accounting      *
               Firm

EX-99. (16)(a) Power of Attorney dated December 5, 2006                 *

* Incorporated by reference.